Revenue Recognition (Notes)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue Recognition
Revenue Recognition

Disaggregation of Revenue

The following table summarizes customer contract revenue disaggregated by reportable segment and the source of the revenue for the year ended December 31, 2018:

	For the year ended December 31, 2018
($ thousands)	North America Gaming and Interactive	North America Lottery	International	Italy	Other	Total
Operating and Facilities Management Contracts	—	828,641	282,864	793,315	—	1,904,820
Lottery Management Agreements	—	129,104	—	—	—	129,104
Machine gaming	420,447	99,679	53,586	672,200	—	1,245,912
Other services	204,029	53,645	159,047	349,034	723	766,478
Service revenue	624,476	1,111,069	495,497	1,814,549	723	4,046,314

Lottery machines	—	80,405	20,246	—	—	100,651
Gaming machines	261,696	—	193,092	—	—	454,788
Systems and other	116,997	428	111,148	930	—	229,503
Product sales	378,693	80,833	324,486	930	—	784,942
Total revenue	1,003,169	1,191,902	819,983	1,815,479	723	4,831,256

Contract Balances

Information about receivables, contract assets and contract liabilities subject to ASC 606 is as follows:

($ thousands)	December 31, 2018	January 1, 2018 (As Adjusted)	Balance Sheet Classification
Receivables, net	949,085	938,958	Trade and other receivables, net

Contract assets:
Current	58,739	27,903	Other current assets
Non-current	69,691	43,511	Other non-current assets
	128,430	71,414

Contract liabilities:
Current	(72,005)	(62,847)	Other current liabilities
Non-current	(67,022)	(51,848)	Other non-current liabilities
	(139,027)	(114,695)

The amount of revenue recognized during the year ended December 31, 2018 that was included in the contract liabilities balance at January 1, 2018 was $44.5 million.

Transaction Price Allocated to Remaining Performance Obligations

Estimated revenue expected to be recognized in the future related to remaining performance obligations includes estimates of variable consideration, except when the variable consideration is a sales-based or usage-based royalty promised in exchange for a license of intellectual property, the original duration of the contract is one year or less, or we apply the right to invoice practical expedient. Remaining performance obligation estimates are subject to change and are affected by several factors, including terminations, changes in the scope of contracts, periodic revalidations, adjustment for revenue that has not materialized and adjustments for currency.

At December 31, 2018, unsatisfied performance obligations for contracts expected to be greater than one year or contracts for which we do not have a right to consideration from the customer in the amount that corresponds to the value to the customer for our performance completed to date were approximately 3% of our annual revenue for 2018, of which approximately 25% is expected to be satisfied within one year and the remainder is expected to be satisfied over the subsequent seven years.

Reconciliation of ASC 606 to Prior Accounting Standards

The following table summarizes the impacts of adopting ASC 606 to our consolidated statement of operations for the year ended December 31, 2018:

	For the year ended December 31, 2018
($ thousands, except per share amounts)	Under Prior Accounting	Revenue Recognition Adjustment	As Adjusted
Revenue	4,896,300	(65,044)	4,831,256
Operating expenses	(4,264,321)	80,056	(4,184,265)
Provision for income taxes	(187,897)	(1,504)	(189,401)
Net income attributable to IGT PLC	(34,858)	13,508	(21,350)

Net income attributable to IGT PLC per common share - basic	(0.17)	0.07	(0.10)
Net income attributable to IGT PLC per common share - diluted	(0.17)	0.07	(0.10)

The following table summarizes the impacts of adopting ASC 606 to our consolidated balance sheet at December 31, 2018:

	December 31, 2018
($ thousands)	Under Prior Accounting	Revenue Recognition Adjustment	As Adjusted
Trade and other receivables, net	943,935	5,150	949,085
Inventories, net	298,234	(15,536)	282,698
Other current assets	446,285	57,776	504,061
Other non-current assets	2,081,115	27,849	2,108,964

Other current liabilities	802,589	14,133	816,722
Other non-current liabilities	448,757	(3,312)	445,445
Retained deficit	(1,072,611)	64,418	(1,008,193)

The following table summarizes the impacts of adopting ASC 606 to our consolidated statement of cash flows for the year ended December 31, 2018:

	For the year ended December 31, 2018
($ thousands)	Under Prior Accounting	Revenue Recognition Adjustment	As Adjusted
Net income (loss)	101,102	13,545	114,647
Trade and other receivables	(50,310)	(4,046)	(54,356)
Inventories	18,429	(5,873)	12,556
Other assets and liabilities	(128,314)	(3,626)	(131,940)
Net cash provided by operating activities	29,626	—	29,626